Condensed Consolidated Interim Statements Of Shareholders' Equity (Unaudited) (Parenthetical) - USD ($) $ in Thousands		3 Months Ended	6 Months Ended
	Apr. 26, 2023	Mar. 28, 2023	Jun. 30, 2024
Accumulated losses			$ (682,171)
Maxpro Capital Acquisition Corp. [Member]
Decrease in share premium due to reclassification of warrants from equity to liabilities			7,100
Increase of warrant liability due to recalcification from equity			1,300
Decrease in accumulated losses due to reclassification of warrants from equity to liabilities			5,800
Accumulated losses			(5,800)
Net impact of equity by reduction of premium due to recalcification of warrants			$ 1,300
Pre-Closing Apollomics Ordinary Shares [Member]
Exercise of share options		435,833
Post-Closing Apollomics Ordinary Shares [Member]
Stock issued during the period exercise of stock options shares	16,202
Number of ordinary shares issued in exchange of pre closing business combination ordinary shares			31,241